CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
REVENUES:
Government contract revenue	$ 0	$ 0	$ 149,625	$ 0	$ 149,625	$ 392,073
Total revenues	0	0	149,625	0	149,625	392,073
OPERATING COSTS AND EXPENSES
Professional fees	403,044	383,178	852,479	726,201	1,553,204	2,161,592
Payroll and related expenses	672,279	618,081	1,274,844	1,248,308	2,634,937	3,479,347
General and administrative	271,631	234,914	466,528	421,913	792,600	849,491
Total operating expenses	1,346,954	1,236,173	2,593,851	2,396,422	4,980,741	6,490,430
OPERATING LOSS	(1,346,954)	(1,236,173)	(2,444,226)	(2,396,422)	(4,831,116)	(6,098,357)
OTHER EXPENSE
Loss on debt extinguishment	0	0	0	376,909	376,909	558,198
Warrant repricing expense					0	345,841
Loss on share for warrant exchanges	0	10,425	0	130,214	130,215	0
Interest and other expenses	55,106	61,979	110,210	250,583	361,597	304,330
Total other expense	55,106	72,404	110,210	757,706	868,721	1,208,369
NET LOSS BEFORE NONCONTROLLING INTERESTS	(1,402,060)	(1,308,577)	(2,554,436)	(3,154,128)	(5,699,837)	(7,306,726)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(8,715)	(4,671)	(14,864)	(8,439)	(20,279)	(30,613)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,393,345)	$ (1,303,906)	$ (2,539,572)	$ (3,145,689)	$ (5,679,558)	$ (7,276,113)
Basic and diluted net loss per share available to common stockholders	$ (0.08)	$ (0.14)	$ (0.14)	$ (0.35)	$ (0.46)	$ (0.94)
Weighted average number of common shares outstanding - basic and diluted	17,789,236	9,032,157	17,771,918	8,939,624	12,317,074	7,764,237